Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	DHX Media Ltd.
Entity Central Index Key	0001490186
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	134,938,365
Entity Emerging Growth Company	true
Entity Ex Transition Period	false